Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.9%
Communication Services - 15.7%
359,060	Comcast Corp.	16,186,425
219,567	Omnicom Group, Inc.	17,192,096
347,510	Verizon Communications, Inc.	20,975,704
		54,354,225
Consumer Discretionary - 5.9%
6,790	AutoZone, Inc.*	7,364,570
361,454	Harley-Davidson, Inc.	13,001,500
		20,366,070
Consumer Staples - 12.4%
224,880	Campbell Soup Co.	10,551,370
253,666	Kellogg Co.	16,323,407
113,400	Kimberly-Clark Corp.	16,108,470
		42,983,247
Financials - 14.3%
90,260	American Express Co.	10,675,953
113,110	Ameriprise Financial, Inc.	16,638,480
23,570	BlackRock, Inc.	10,503,735
61,810	JPMorgan Chase & Co.	7,274,419
88,920	Wells Fargo & Co.	4,485,125
		49,577,712
Health Care - 10.8%
199,461	AmerisourceBergen Corp.	16,421,624
85,430	Amgen, Inc.	16,531,560
53,080	Merck & Co., Inc.	4,468,274
		37,421,458
Industrials - 17.0%
88,350	Cummins, Inc.	14,371,895
172,929	Flowserve Corp.	8,077,514
368,370	Gardner Denver Holdings, Inc.*	10,421,187
67,440	Ingersoll-Rand PLC	8,309,282
97,310	Parker-Hannifin Corp.	17,575,159
		58,755,037
Information Technology - 18.3%
250,847	Amdocs, Ltd.	16,583,495
122,530	KLA Corp.	19,537,408
221,150	Oracle Corp.	12,169,884
632,270	Symantec Corp.	14,940,540
		63,231,327
Materials - 2.5%
95,300	LyondellBasell Industries NV	8,526,491
Total Common Stocks (Cost $303,022,165)		335,215,567

Short-Term Investments - 2.8%
Money Market Funds - 2.8%
9,637,709	First American Government Obligations Fund - Class Z, 1.83%#	9,637,709
Total Short-Term Investments (Cost $9,637,709)		9,637,709
Total Investments - 99.7% (Cost $312,659,874)		344,853,276
Other Assets in Excess of Liabilities - 0.3%		918,616
NET ASSETS - 100.0%		$345,771,892

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.